TETON Convertible Securities Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 86.0%
Aerospace and Defense  — 1.9%
$ 50,000 Rocket Lab USA Inc.,
4.250%, 02/01/29(a) ......................................... $ 252,751
Business Services  — 2.4%
200,000 Live Nation Entertainment Inc.,
2.875%, 01/15/30(a) ......................................... 201,800
MicroStrategy Inc.
50,000 Zero Coupon, 12/01/29(a) .............................. 40,250
50,000 2.250%, 06/15/32(a) ......................................... 81,650
323,700
Computer Software and Services  — 15.0%
275,000 Cardlytics Inc.,
4.250%, 04/01/29(a) ......................................... 155,178
400,000 CSG Systems International Inc.,
3.875%, 09/15/28 .............................................. 404,800
6,000 Guidewire Software Inc.,
1.250%, 11/01/29(a) ......................................... 5,883
100,000 Lumentum Holdings Inc.,
1.500%, 12/15/29 .............................................. 139,450
Nutanix Inc.
100,000 0.250%, 10/01/27 .............................................. 121,300
100,000 0.500%, 12/15/29(a) ......................................... 99,350
200,000 PagerDuty Inc.,
1.500%, 10/15/28 .............................................. 195,400
200,000 Progress Software Corp.,
3.500%, 03/01/30(a) ......................................... 235,526
250,000 Rapid7 Inc.,
1.250%, 03/15/29 .............................................. 237,663
100,000 Snowflake Inc.,
Zero Coupon, 10/01/29(a) .............................. 119,100
160,000 Varonis Systems Inc.,
1.000%, 09/15/29(a) ......................................... 151,400
100,000 Vertex Inc.,
0.750%, 05/01/29(a) ......................................... 158,602
2,023,652
Consumer Services  — 3.2%
200,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31(a)(b) .................................... 213,050
200,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 .............................................. 221,000
434,050
Diversified Industrial  — 0.7%
100,000 Enovix Corp.,
3.000%, 05/01/28(a) ......................................... 99,021
Energy and Energy Services  — 2.7%
200,000 Bloom Energy Corp.,
3.000%, 06/01/28 .............................................. 276,500
75,000 WEC Energy Group Inc.,
4.375%, 06/01/29(a) ......................................... 81,113
357,613
Energy and Utilities  — 0.4%
50,000 Fluence Energy Inc.,
2.250%, 06/15/30(a) ......................................... 51,800
Energy and Utilities: Integrated  — 3.4%
528,000 Array Technologies Inc.,
1.000%, 12/01/28 .............................................. 386,100
Principal
Amount
Market
Value
$ 200,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 .............................................. $ 76,031
462,131
Energy and Utilities: Services  — 14.3%
200,000 Fluor Corp.,
1.125%, 08/15/29 .............................................. 252,300
200,000 Kosmos Energy Ltd.,
3.125%, 03/15/30(a) ......................................... 172,250
300,000 Nabors Industries Inc.,
1.750%, 06/15/29 .............................................. 218,430
400,000 Northern Oil & Gas Inc.,
3.625%, 04/15/29 .............................................. 469,700
500,000 PPL Capital Funding Inc.,
2.875%, 03/15/28 .............................................. 523,375
250,000 TXNM Energy Inc.,
5.750%, 06/01/54(a) ......................................... 290,672
1,926,727
Entertainment  — 4.2%
150,000 Liberty Media Corp.,
2.375%, 09/30/53(a) ......................................... 202,950
300,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 .............................................. 367,462
570,412
Financial Services  — 6.4%
100,000 Cleanspark Inc.,
Zero Coupon, 06/15/30(a) .............................. 83,488
300,000 Global Payments Inc.,
1.500%, 03/01/31(a) ......................................... 295,200
100,000 MARA Holdings Inc.,
2.125%, 09/01/31(a) ......................................... 107,500
210,000 SoFi Technologies Inc.,
1.250%, 03/15/29(a) ......................................... 371,280
857,468
Health Care  — 12.7%
275,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29 .............................................. 257,290
200,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29(a) ......................................... 203,000
125,000 Evolent Health Inc.,
3.500%, 12/01/29 .............................................. 106,325
300,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 .............................................. 324,274
365,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(c) .............................. 0
200,000 Jazz Investments I Ltd.,
3.125%, 09/15/30(a) ......................................... 216,200
125,000 Pacira BioSciences Inc.,
2.125%, 05/15/29(a) ......................................... 107,813
350,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27 .............................................. 385,175
100,000 TransMedics Group Inc.,
1.500%, 06/01/28 .............................................. 103,512
1,703,589
Metals and Mining  — 2.2%
100,000 Centrus Energy Corp.,
2.250%, 11/01/30(a) ......................................... 95,060
200,000 MP Materials Corp.,
3.000%, 03/01/30(a) ......................................... 206,880
301,940

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
Acquisition
Principal
Amount
Issuer
Acquisition
Dates
Acquisition
Cost
12/31/24
Carrying
Value
Per Bond
$200,000
Alibaba Group
Holding Ltd.,
0.500%,
06/01/31 ........
05/23/2024
- 11/26/2024
$215,020
$106.5250
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Real Estate Investment Trusts  — 5.6%
$ 300,000 Digital Realty Trust LP,
1.875%, 11/15/29(a) ......................................... $ 310,500
250,000 Redfin Corp.,
0.500%, 04/01/27 .............................................. 194,075
250,000 Redwood Trust Inc.,
7.750%, 06/15/27 .............................................. 245,993
750,568
Semiconductors  — 10.1%
indie Semiconductor Inc.
400,000 4.500%, 11/15/27(a) ......................................... 366,200
100,000 3.500%, 12/15/29(a) ......................................... 104,550
250,000 MKS Instruments Inc.,
1.250%, 06/01/30(a) ......................................... 243,250
400,000 ON Semiconductor Corp.,
0.500%, 03/01/29 .............................................. 378,100
250,000 OSI Systems Inc.,
2.250%, 08/01/29(a) ......................................... 270,475
1,362,575
Telecommunications  — 0.8%
100,000 Applied Digital Corp.,
2.750%, 06/01/30(a) ......................................... 104,209
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 11,582,206
Shares
CONVERTIBLE PREFERRED STOCKS  — 1.8%
Health Care  — 1.8%
11,225 Invacare Holdings Corp., Ser. A,
9.000% ............................................................. 246,950
MANDATORY CONVERTIBLE SECURITIES (d) — 10.3%
Aerospace and Defense  — 0.6%
1,175 The Boeing Co.,
6.000%, 10/15/27 .............................................. 71,546
Computer Software and Services  — 2.3%
5,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 .............................................. 313,550
Diversified Industrial  — 1.8%
3,500 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 .............................................. 246,680
Energy and Utilities  — 1.4%
4,000 NextEra Energy Inc.,
7.234%, 11/01/27 .............................................. 182,400
Energy and Utilities: Integrated  — 1.6%
4,300 PG&E Corp., Ser. A,
6.000%, 12/01/27 .............................................. 214,097
Financial Services  — 0.4%
1,000 Ares Management Corp., Ser. B,
6.750%, 10/01/27 .............................................. 55,040
Health Care  — 0.9%
2,000 BrightSpring Health Services Inc.,
6.750%, 02/01/27 .............................................. 125,200
Shares
Market
Value
Specialty Chemicals  — 1.3%
4,250 Albemarle Corp.,
7.250%, 03/01/27 .............................................. $ 172,932
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 1,381,445
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
5,023 Invacare Holdings Corp.†(c) ............................. 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 265,000 U.S. Treasury Bills,
4.275%††, 03/13/25 .......................................... 262,849
TOTAL INVESTMENTS — 100.0%
(Cost $12,894,619) ........................................... $ 13,473,450
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At December 31, 2024, the Fund held an investment in a restricted and illiquid security amounting to $213,050 or 1.58% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yield at date of purchase.